Bank Loans and issuance of Debt Securities - Summary of Issuance of Debt Securities (Detail) - MXN ($) $ in Thousands	Dec. 31, 2024	Sep. 05, 2024	Mar. 20, 2024	Dec. 31, 2023	Mar. 27, 2023	Dec. 31, 2022	Sep. 26, 2022	Mar. 17, 2022	Oct. 15, 2021	May 07, 2021	Jun. 25, 2020	Mar. 27, 2019	Feb. 20, 2015
Disclosure of debt securities [line items]
Issuance of debt securities	$ 36,903,722			$ 31,255,588		$ 26,457,588
Less - Current portion	(7,000,000)			(3,000,000)		(602,000)
Long-term portion	29,903,722			28,255,588		25,855,588
Unsecured Debt GAP-15-2 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities		$ 1,500,000
Unsecured Debt GAP-19 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities												$ 3,000,000
Fixed Rate Interest [Member] | Unsecured Debt GAP-15-2 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	1,500,000			1,500,000		1,500,000							$ 1,500,000
Fixed Rate Interest [Member] | Unsecured Debt GAP-20-3 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	3,598,000			3,598,000		3,598,000					$ 3,598,000
Fixed Rate Interest [Member] | Unsecured Debt GAP-21-2 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	3,000,000			3,000,000		3,000,000
Fixed Rate Interest [Member] | Unsecured Debt GAP-22-2 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	3,000,000			3,000,000		3,000,000		$ 3,000,000
Fixed Rate Interest [Member] | Unsecured Debt GAP 23-2L [Member]
Disclosure of debt securities [line items]
Issuance of debt securities					$ 4,280,000
Fixed Rate Interest [Member] | Unsecured Debt GAP 24-2L [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	1,615,132		$ 1,615,132
TIIE Rate Plus 45 Basis Point [Member] | Unsecured Debt GAP-19 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities				3,000,000		3,000,000
TIIE Rate Plus 17 Basis Point [Member] | Unsecured Debt GAP-20 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	3,000,000			3,000,000		3,000,000
TIIE Plus 85 Basis Points [Member] | Unsecured Debt GAP-20-2 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities						602,000					$ 602,000
TIIE Plus 60 Basis Points [Member] | Unsecured Debt GAP-21 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	2,500,000			2,500,000		2,500,000				$ 2,500,000
TIIE Plus 60 Basis Points [Member] | Unsecured Debt GAP-24 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	5,648,134	$ 5,648,134
TIIE Plus 25 Basis Points [Member] | Unsecured Debt GAP-21V [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	1,500,000			1,500,000		1,500,000			$ 1,500,000
TIIE Plus 25 Basis Points [Member] | Unsecured Debt GAP 24L [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	1,384,868		$ 1,384,868
TIIE Rate Plus 18 Basis Point [Member] | Unsecured Debt GAP-22 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	2,000,000			2,000,000		2,000,000		$ 2,000,000
TIIE Rate Plus 26 Basis Point [Member] | Unsecured Debt GAP-22L [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	2,757,588			2,757,588		$ 2,757,588	$ 2,757,588
TIIE Rate Plus 26 Basis Point [Member] | Unsecured Debt GAP 23-L [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	1,120,000			1,120,000
TIIE Rate Plus 26 Basis Point [Member] | Unsecured Debt GAP 23-2L [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	$ 4,280,000			$ 4,280,000